Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 18, 2021
Document Effective Date	Mar. 18, 2021
Prospectus Date	Feb. 01, 2021
MassMutual Select 20/80 Allocation Fund | Service Class
Prospectus:
Trading Symbol	MRCYX
MassMutual Select 20/80 Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MRCLX
MassMutual Select 20/80 Allocation Fund | Class A
Prospectus:
Trading Symbol	MCTAX
MassMutual Select 20/80 Allocation Fund | Class I
Prospectus:
Trading Symbol	MRCUX
MassMutual Select 20/80 Allocation Fund | Class R4
Prospectus:
Trading Symbol	MRCZX
MassMutual Select 20/80 Allocation Fund | Class R3
Prospectus:
Trading Symbol	MRCVX
MassMutual Select 20/80 Allocation Fund | Class R5
Prospectus:
Trading Symbol	MRCSX
MassMutual Select 40/60 Allocation Fund | Class R5
Prospectus:
Trading Symbol	MROSX
MassMutual Select 40/60 Allocation Fund | Service Class
Prospectus:
Trading Symbol	MRMYX
MassMutual Select 40/60 Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MRMLX
MassMutual Select 40/60 Allocation Fund | Class A
Prospectus:
Trading Symbol	MRMAX
MassMutual Select 40/60 Allocation Fund | Class I
Prospectus:
Trading Symbol	MRMUX
MassMutual Select 40/60 Allocation Fund | Class R4
Prospectus:
Trading Symbol	MRMZX
MassMutual Select 40/60 Allocation Fund | Class R3
Prospectus:
Trading Symbol	MRMTX
MassMutual Select 60/40 Allocation Fund | Service Class
Prospectus:
Trading Symbol	MROYX
MassMutual Select 60/40 Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MRSLX
MassMutual Select 60/40 Allocation Fund | Class A
Prospectus:
Trading Symbol	MOGAX
MassMutual Select 60/40 Allocation Fund | Class R5
Prospectus:
Trading Symbol	MRSSX
MassMutual Select 60/40 Allocation Fund | Class I
Prospectus:
Trading Symbol	MROUX
MassMutual Select 60/40 Allocation Fund | Class R4
Prospectus:
Trading Symbol	MROZX
MassMutual Select 60/40 Allocation Fund | Class R3
Prospectus:
Trading Symbol	MROTX
MassMutual Select 80/20 Allocation Fund | Class R5
Prospectus:
Trading Symbol	MRRSX
MassMutual Select 80/20 Allocation Fund | Service Class
Prospectus:
Trading Symbol	MRGYX
MassMutual Select 80/20 Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MRGLX
MassMutual Select 80/20 Allocation Fund | Class A
Prospectus:
Trading Symbol	MRRAX
MassMutual Select 80/20 Allocation Fund | Class I
Prospectus:
Trading Symbol	MRGUX
MassMutual Select 80/20 Allocation Fund | Class R4
Prospectus:
Trading Symbol	MRGZX
MassMutual Select 80/20 Allocation Fund | Class R3
Prospectus:
Trading Symbol	MRGVX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Class A
Prospectus:
Trading Symbol	MRDAX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Class R3
Prospectus:
Trading Symbol	MDRNX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Service Class
Prospectus:
Trading Symbol	MDRSX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Administrative Class
Prospectus:
Trading Symbol	MDRYX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Class I
Prospectus:
Trading Symbol	MDRVX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Class R5
Prospectus:
Trading Symbol	MDRTX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Class R4
Prospectus:
Trading Symbol	MDRZX
MassMutual RetireSMART by JPMorgan 2020 Fund | Class A
Prospectus:
Trading Symbol	MRTAX
MassMutual RetireSMART by JPMorgan 2020 Fund | Class R3
Prospectus:
Trading Symbol	MRTNX
MassMutual RetireSMART by JPMorgan 2020 Fund | Service Class
Prospectus:
Trading Symbol	MRTSX
MassMutual RetireSMART by JPMorgan 2020 Fund | Administrative Class
Prospectus:
Trading Symbol	MRTYX
MassMutual RetireSMART by JPMorgan 2020 Fund | Class I
Prospectus:
Trading Symbol	MRTDX
MassMutual RetireSMART by JPMorgan 2020 Fund | Class R5
Prospectus:
Trading Symbol	MRTBX
MassMutual RetireSMART by JPMorgan 2020 Fund | Class R4
Prospectus:
Trading Symbol	MRTHX
MassMutual RetireSMART by JPMorgan 2025 Fund | Class A
Prospectus:
Trading Symbol	MMSDX
MassMutual RetireSMART by JPMorgan 2025 Fund | Service Class
Prospectus:
Trading Symbol	MMISX
MassMutual RetireSMART by JPMorgan 2025 Fund | Administrative Class
Prospectus:
Trading Symbol	MMIYX
MassMutual RetireSMART by JPMorgan 2025 Fund | Class I
Prospectus:
Trading Symbol	MMNUX
MassMutual RetireSMART by JPMorgan 2025 Fund | Class R5
Prospectus:
Trading Symbol	MMNTX
MassMutual RetireSMART by JPMorgan 2025 Fund | ClassR4
Prospectus:
Trading Symbol	MMNZX
MassMutual RetireSMART by JPMorgan 2025 Fund | Class R3
Prospectus:
Trading Symbol	MMNRX
MassMutual RetireSMART by JPMorgan 2030 Fund | Class A
Prospectus:
Trading Symbol	MRYAX
MassMutual RetireSMART by JPMorgan 2030 Fund | Class R3
Prospectus:
Trading Symbol	MRYNX
MassMutual RetireSMART by JPMorgan 2030 Fund | Service Class
Prospectus:
Trading Symbol	MRYSX
MassMutual RetireSMART by JPMorgan 2030 Fund | Administrative Class
Prospectus:
Trading Symbol	MRYYX
MassMutual RetireSMART by JPMorgan 2030 Fund | Class I
Prospectus:
Trading Symbol	MRYUX
MassMutual RetireSMART by JPMorgan 2030 Fund | Class R5
Prospectus:
Trading Symbol	MRYTX
MassMutual RetireSMART by JPMorgan 2030 Fund | Class R4
Prospectus:
Trading Symbol	MRYZX
MassMutual RetireSMART by JPMorgan 2035 Fund | Class A
Prospectus:
Trading Symbol	MMXAX
MassMutual RetireSMART by JPMorgan 2035 Fund | Service Class
Prospectus:
Trading Symbol	MMXSX
MassMutual RetireSMART by JPMorgan 2035 Fund | Administrative Class
Prospectus:
Trading Symbol	MMXYX
MassMutual RetireSMART by JPMorgan 2035 Fund | Class I
Prospectus:
Trading Symbol	MMXUX
MassMutual RetireSMART by JPMorgan 2035 Fund | Class R5
Prospectus:
Trading Symbol	MMXTX
MassMutual RetireSMART by JPMorgan 2035 Fund | Class R4
Prospectus:
Trading Symbol	MMXZX
MassMutual RetireSMART by JPMorgan 2035 Fund | Class R3
Prospectus:
Trading Symbol	MMXNX
MassMutual RetireSMART by JPMorgan 2040 Fund | Class A
Prospectus:
Trading Symbol	MRFAX
MassMutual RetireSMART by JPMorgan 2040 Fund | Class R3
Prospectus:
Trading Symbol	MFRNX
MassMutual RetireSMART by JPMorgan 2040 Fund | Service Class
Prospectus:
Trading Symbol	MFRSX
MassMutual RetireSMART by JPMorgan 2040 Fund | Administrative Class
Prospectus:
Trading Symbol	MRFYX
MassMutual RetireSMART by JPMorgan 2040 Fund | Class I
Prospectus:
Trading Symbol	MRFUX
MassMutual RetireSMART by JPMorgan 2040 Fund | Class R5
Prospectus:
Trading Symbol	MRFTX
MassMutual RetireSMART by JPMorgan 2040 Fund | Class R4
Prospectus:
Trading Symbol	MRFZX
MassMutual RetireSMART by JPMorgan 2045 Fund | Class A
Prospectus:
Trading Symbol	MMKAX
MassMutual RetireSMART by JPMorgan 2045 Fund | Service Class
Prospectus:
Trading Symbol	MMKSX
MassMutual RetireSMART by JPMorgan 2045 Fund | Administrative Class
Prospectus:
Trading Symbol	MMKYX
MassMutual RetireSMART by JPMorgan 2045 Fund | Class I
Prospectus:
Trading Symbol	MMKUX
MassMutual RetireSMART by JPMorgan 2045 Fund | Class R5
Prospectus:
Trading Symbol	MMKTX
MassMutual RetireSMART by JPMorgan 2045 Fund | Class R4
Prospectus:
Trading Symbol	MMKZX
MassMutual RetireSMART by JPMorgan 2045 Fund | Class R3
Prospectus:
Trading Symbol	MMKNX
MassMutual RetireSMART by JPMorgan 2050 Fund | Class R3
Prospectus:
Trading Symbol	MMRNX
MassMutual RetireSMART by JPMorgan 2050 Fund | Service Class
Prospectus:
Trading Symbol	MMTSX
MassMutual RetireSMART by JPMorgan 2050 Fund | Administrative Class
Prospectus:
Trading Symbol	MMRYX
MassMutual RetireSMART by JPMorgan 2050 Fund | Class A
Prospectus:
Trading Symbol	MMARX
MassMutual RetireSMART by JPMorgan 2050 Fund | Class I
Prospectus:
Trading Symbol	MMRUX
MassMutual RetireSMART by JPMorgan 2050 Fund | Class R5
Prospectus:
Trading Symbol	MMRTX
MassMutual RetireSMART by JPMorgan 2050 Fund | Class R4
Prospectus:
Trading Symbol	MMRZX
MassMutual RetireSMART by JPMorgan 2055 Fund | Service Class
Prospectus:
Trading Symbol	MMWSX
MassMutual RetireSMART by JPMorgan 2055 Fund | Administrative Class
Prospectus:
Trading Symbol	MMWYX
MassMutual RetireSMART by JPMorgan 2055 Fund | Class A
Prospectus:
Trading Symbol	MMWAX
MassMutual RetireSMART by JPMorgan 2055 Fund | Class I
Prospectus:
Trading Symbol	MMWZX
MassMutual RetireSMART by JPMorgan 2055 Fund | Class R5
Prospectus:
Trading Symbol	MMWUX
MassMutual RetireSMART by JPMorgan 2055 Fund | Class R4
Prospectus:
Trading Symbol	MMWEX
MassMutual RetireSMART by JPMorgan 2055 Fund | Class R3
Prospectus:
Trading Symbol	MMWTX
MassMutual RetireSMART by JPMorgan 2060 Fund | Class I
Prospectus:
Trading Symbol	MMWIX
MassMutual RetireSMART by JPMorgan 2060 Fund | Class R5
Prospectus:
Trading Symbol	MMWHX
MassMutual RetireSMART by JPMorgan 2060 Fund | Service Class
Prospectus:
Trading Symbol	MMWGX
MassMutual RetireSMART by JPMorgan 2060 Fund | Administrative Class
Prospectus:
Trading Symbol	MMWFX
MassMutual RetireSMART by JPMorgan 2060 Fund | Class A
Prospectus:
Trading Symbol	MMWDX
MassMutual RetireSMART by JPMorgan 2060 Fund | Class R4
Prospectus:
Trading Symbol	MMWCX
MassMutual RetireSMART by JPMorgan 2060 Fund | Class R3
Prospectus:
Trading Symbol	MMWBX